CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jul. 31, 2026	Jan. 31, 2026
CURRENT ASSETS
Cash	$ 401,057	$ 356,526
Accounts receivable (net)
Trade (Note 5)	63,463	64,771
Other (Note 6)	25,698	26,453
Prepaid expenses and other (Note 7)	33,638	34,317
TOTAL CURRENT ASSETS	523,856	482,067
OTHER LONG-TERM ASSETS (Note 19)	27,839	27,346
PROPERTY AND EQUIPMENT, NET (Note 8)	14,049	13,507
RIGHT-OF-USE ASSETS (Note 13)	7,442	8,173
DEFERRED INCOME TAXES	6,129	6,720
INTANGIBLE ASSETS, NET (Note 9)	336,959	332,069
GOODWILL (Note 10)	1,042,635	1,025,783
TOTAL ASSETS	1,958,909	1,895,665
CURRENT LIABILITIES
Accounts payable	16,428	20,852
Accrued liabilities (Note 11)	109,535	73,881
Lease obligations (Note 13)	3,329	3,471
Income taxes payable	6,419	7,133
Deferred revenue (Note 19)	123,874	117,887
TOTAL CURRENT LIABILITIES	259,585	223,224
LEASE OBLIGATIONS (Note 13)	4,213	4,892
DEFERRED REVENUE (Note 19)	751	1,175
INCOME TAXES PAYABLE	6,685	6,019
DEFERRED INCOME TAXES	41,085	41,443
TOTAL LIABILITIES	312,319	276,753
COMMITMENTS, CONTINGENCIES AND GUARANTEES (Note 14)
SHAREHOLDERS' EQUITY (Note 15)
Common shares - unlimited shares authorized; Shares issued and outstanding totaled 85,548,553 at July 31, 2026 (January 31, 2026 - 86,022,028)	592,930	590,734
Additional paid-in capital	516,560	509,190
Accumulated other comprehensive loss	(20,067)	(7,987)
Retained earnings	557,167	526,975
TOTAL SHAREHOLDERS' EQUITY	1,646,590	1,618,912
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,958,909	$ 1,895,665